OTHER PROVISIONS - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 1,933
At 31 December	1,591
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,933
Exchange and other adjustments	43
Provisions applied	(1,006)
Charge for the year	621
At 31 December	1,591
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	194
Exchange and other adjustments	(1)
Provisions applied	0
Charge for the year	111
At 31 December	304
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,054
Exchange and other adjustments	16
Provisions applied	(587)
Charge for the year	225
At 31 December	708
Other £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	685
Exchange and other adjustments	28
Provisions applied	(419)
Charge for the year	285
At 31 December	£ 579